Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment

December 31, 2024	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$598,377	$151,136	$447,241
Major component parts in use	775,672	247,882	527,790
Other equipment	55,443	35,901	19,542
Licensed motor vehicles	19,684	7,895	11,789
Office and computer equipment	10,224	6,988	3,236
Buildings	45,469	5,946	39,523
Capital inventory and capital work in progress	118,829	—	118,829
Land	10,472	—	10,472
	1,634,170	455,748	1,178,422

Assets under finance lease
Heavy equipment	55,663	19,958	35,705
Major component parts in use	26,848	4,976	21,872
Other equipment	3,941	713	3,228
Licensed motor vehicles	7,943	586	7,357
	94,395	26,233	68,162

Total property, plant and equipment	$1,728,565	$481,981	$1,246,584

December 31, 2023	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$503,359	$133,448	$369,911
Major component parts in use	747,036	207,969	539,067
Other equipment	49,207	33,952	15,255
Licensed motor vehicles	20,051	7,207	12,844
Office and computer equipment	10,133	6,336	3,797
Buildings	45,681	5,231	40,450
Capital inventory and capital work in progress	84,555	—	84,555
Land	10,472	—	10,472
	1,470,494	394,143	1,076,351

Assets under finance lease
Heavy equipment	64,691	19,435	45,256
Major component parts in use	28,514	9,580	18,934
Other equipment	37	12	25
Licensed motor vehicles	2,555	175	2,380
	95,797	29,202	66,595

Total property, plant and equipment	$1,566,291	$423,345	$1,142,946